CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) - USD ($) $ in Thousands	Share capital		Share Premium	Accumulated losses	Share based payments reserve [Member]	Reserve with respect to funding transactions with related parties [Member]	Reserve with respect to transaction under common control [Member]	Accumulated other comprehensive Income [Member]	Non-Controlling Interests [member]	Total
Balance at Dec. 31, 2019	$ 21		$ 22,788	$ (39,857)	$ 2,967	$ 16,940	$ (8,467)	$ 0	$ 0	$ (5,608)
Changes in the year:
Share based compensation	0		0	0	969	0	0	0		969
Benefit to the Company by an equity holder with respect to funding transactions	0		0	0	0	3,132	0	0		3,132
Recapitalization of share capital	23	[1]	(23)	0	0	0	0	0		0
Issuance of ordinary shares, net of issuance cost, in an initial public offering	0		45,810	0	0	0	0	0		45,810
Exercise of employee options to ordinary shares	0		33	0	(29)	0	0	0		4
Total comprehensive income (loss) for the year				6,514	0	0	0	0		6,514
Balance at Dec. 31, 2020	44	[2]	68,608	(33,343)	3,907	20,072	(8,467)	0	0	50,821
Changes in the year:
Share based compensation	0		0	0	3,448	0		0		3,448
Exercise of employee options to ordinary shares	1		2,204	0	(1,332)	0		0		873
Total comprehensive income (loss) for the year	0		0	4,652	0	0		0		4,652
Balance at Dec. 31, 2021	45	[2]	70,812	(28,691)	6,023	20,072	(8,467)	0	0	59,794
Changes in the year:
Share based compensation	0		0	0	2,994	0	0	0		2,994
Issuance of ordinary shares as a partial consideration for Aspire business combination	14		100,630	0	0	0	0	0	6,190	106,834
Commitment arrangement to acquire non-controlling interest options									(6,190)	(6,190)
Exercise of employee options to ordinary shares	0		2,466	0	(2,076)	0	0	0		390
Total comprehensive income (loss) for the year	0		0	(18,965)	0	0	0	482		(18,483)
Balance at Dec. 31, 2022	$ 59	[2]	$ 173,908	$ (47,656)	$ 6,941	$ 20,072	$ (8,467)	$ 482	$ (0)	$ 145,339

[1]	On November 10, 2020, the Company completed a 1: 8.234 (approximated) reverse split of its share capital by way of conversion of its then existing 181,003,584 shares into 21,983,757 shares.
[2]	As of December 31, 2022 and 2021, 33,482,447 and 25,565,095 shares, no par value, authorized issued and fully paid, respectively.